Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts

Schedule 1—Valuation and Qualifying Accounts

	Balance at beginning of year	Charged to costs and expenses	Deduction	Foreign currency translation adjustment	Balance at end of year
Fiscal Year Ended December 31, 2011
Valuation allowance	192.5	(22.0)	—	(18.1)	152.4
Six Months Ended December 31, 2010
Valuation allowance	195.3	(10.3)	—	7.5	192.5
Fiscal Year Ended June 30, 2010
Valuation allowance	195.5	8.3	(0.1)	(8.4)	195.3
Fiscal Year Ended June 30, 2009
Valuation allowance	186.4	17.5	(2.7)	(5.7)	195.5